Investment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Investment Abstract
Assets related to investment	R$ 2,134,912	R$ 2,053,953
Current and noncurrent assets related to investment	388,082	352,134
Tangible and intangible assets related to investment	1,746,830	1,701,819
Liability and shareholders equity	2,134,912	2,053,953
Current and non current liabilities related to investments	755,882	668,712
Shareholders' equity	R$ 1,379,030	R$ 1,385,241
Company proportional interest	49.00%	49.00%
Adjustment to fair value	R$ 733,757	R$ 733,757
Investment cost	634,529	717,055
Fair value of investment	1,368,286	1,450,812
Net loss for the year	R$ (167,145)	R$ (182,254)
Net loss company's proportional interest percentage	49.00%	49.00%
Company's interest in the associated company's income (loss)	R$ (82,526)	R$ (89,304)